Trade and other receivables and other assets (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables and other assets.
Summary of trade receivables and other assets

in EUR k	Dec 31, 2022	Dec 31, 2021	Jan 1, 2021
Non‑current
Other assets—Rental deposits	2,819	2,922	1,867
Other assets—Others	92	50	100
	2,911	2,972	1,967
Current
Trade receivables*	13,637	21,065	25,656
Contract assets*	2,911	2,397	3,332
Other assets	5,514	5,453	8,286
	22,062	28,915	37,274
Total non-current and current trade and other receivables and other assets	24,973	31,887	39,241

* Trade receivables and contract assets have been restated as of December 31, 2021, and January 1, 2021. Refer to Note 2.4.